Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Significant Accounting Policies

Note 2. Significant Accounting Policies

Basis of Presentation

The accompanying Consolidated Financial Statements and Notes to Consolidated Financial Statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC regarding interim financial reporting on Form 10-Q. Accordingly, certain information and disclosures required for complete financial statements prepared in accordance with U.S. GAAP are not included. The Consolidated Balance Sheet and related information as of December 31, 2024 included herein was derived from the audited Consolidated Financial Statements as of December 31, 2024, but does not include all disclosures required by U.S. GAAP on an annual reporting basis. Certain amounts in the prior years’ Consolidated Financial Statements have been reclassified to conform to the current year’s presentation.

These Consolidated Financial Statements should be read in conjunction with the proxy statement/prospectus. Since the date of that filing, there have been no changes or updates to the Company’s significant accounting policies, other than those described below.

In the opinion of management, the Consolidated Financial Statements and Notes to Consolidated Financial Statements contain all normal, recurring adjustments necessary for a fair statement of financial position, results of operations, comprehensive loss, and cash flows as of the dates and for the interim periods presented. The results of operations for the three months ended March 31, 2025 may not be indicative of the results for the full year ending December 31, 2025, or any other period.

The Company’s fiscal year is the 12-month period from January 1 through December 31, and all references to “2025,” “2024,” and the like refer to that fiscal year unless otherwise noted.

Use of Estimates

The preparation of the Consolidated Financial Statements and Notes to Consolidated Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the end of each fiscal period, and the reported amounts of revenues and expenses during each fiscal period. Such estimates include, but are not limited to, revenue recognition, valuation of inventory, leases, valuation and impairment of goodwill, intangible and long-lived assets, acquired assets and liabilities from acquisitions, recoverability of deferred tax assets, contingent consideration, and stock-based compensation expense. The Company bases its estimates on historical experience, known trends, worldwide economic conditions, both general and specific to the life sciences industry, and other relevant factors it believes to be reasonable under the circumstances. On an ongoing basis, management evaluates its estimates and changes in estimates are recorded in the period in which they become known. Actual results could differ from those estimates.

Principles of Consolidation

The Consolidated Financial Statements and Notes to Consolidated Financial Statements include the accounts of Quanterix and its wholly-owned subsidiaries. All intercompany transactions have been eliminated in consolidation.

In accordance with Accounting Standards Codification (“ASC”) 810 - Consolidation, the Company assesses the terms of non-marketable equity investments to determine if any meet the definition of a variable interest entity (“VIE”) and require consolidation into its Consolidated Financial Statements. Refer to Note 17 - Variable Interest Entities for further discussion.

Business Acquisition

On January 8, 2025, the Company acquired all of the issued and outstanding shares of capital stock of Emission, Inc., a privately held company based in Georgetown, Texas. Refer to Note 3 - Acquisitions for further discussion.

Foreign Currency

The functional currency of the Company’s subsidiaries are their respective local currencies. These subsidiary financial statements are translated into U.S. dollars using the period-end exchange rates for assets and liabilities, average exchange rates during the corresponding period for revenue and expenses, and historical rates for equity. The effects of foreign currency translation adjustments are recorded in accumulated other comprehensive loss, a component of stockholders’ equity on the Consolidated Balance Sheets.

Foreign currency transaction gains (losses) are included in other income, on the Consolidated Statements of Operations and were not material for the three months ended March 31, 2025 and 2024.

Restricted Cash

The following table summarizes the period ending cash and cash equivalents as presented on the Consolidated Balance Sheets and the total cash, cash equivalents, and restricted cash as presented on the Consolidated Statements of Cash Flows (in thousands):

	As of March 31,
	2025	2024
Cash and cash equivalents	$76,508	$45,281
Restricted cash (1)	2,639	2,605
Cash, cash equivalents, and restricted cash	$79,147	$47,886
(1)	Restricted cash consists of collateral for a letter of credit issued as security for two of the Company’s leased facilities and to secure the Company’s corporate credit card program. The short-term or long-term classification is determined in accordance with the expiration of the underlying letter of credit and security.

Recent Accounting Standards to be Adopted

In December 2024, the FASB issued Accounting Standards Update (“ASU”) No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The new standard enhances annual income tax disclosure requirements by requiring specified categories and greater disaggregation within the tax rate reconciliation table, disclosure of income taxes paid by jurisdiction, and additional disclosures of uncertain tax positions and the related financial statement impacts. The new standard will be effective for the Company for annual reporting periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of adoption of the standard on its Consolidated Financial Statements disclosures.

In November 2024, the FASB issued ASU No. 2024-03, Reporting Comprehensive Income (Topic 220): Expense Disaggregation Disclosures. This update enhances disclosure of an entity’s expenses, primarily through additional disaggregation of income statement expenses. The update also requires entities to disclose qualitative descriptions of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively. The amendments in this update can be applied prospectively or retrospectively. The new standard will be effective for the Company for annual reporting periods beginning after December 15, 2026 and interim reporting periods beginning after December 15, 2027. The Company is currently evaluating the impact of adoption of the standard on its Consolidated Financial Statement disclosures.

Note 2. Significant Accounting Policies

Basis of Presentation

The accompanying Consolidated Financial Statements and Notes to Consolidated Financial Statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission regarding annual financial reporting on Form 10-K.

The Company’s fiscal year is the twelve-month period from January 1 through December 31, and all references to “2024,” “2023,” and “2022,” refer to the fiscal year unless otherwise noted. Certain amounts in the prior years’ Consolidated Financial Statements have been reclassified to conform to the current year’s presentation.

Use of Estimates

The preparation of the Consolidated Financial Statements and Notes to Consolidated Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the Consolidated Financial Statements, and the reported amounts of revenues and expenses during each fiscal year. Such estimates include, but are not limited to, revenue recognition, valuation of inventory, leases, and valuation and impairment of long-lived assets. The Company bases its estimates on historical experience, known trends, worldwide economic conditions, both general and specific to the life sciences industry, and other relevant factors it believes to be reasonable under the circumstances. On an ongoing basis, management evaluates its estimates and changes in estimates are recorded in the period in which they become known. Actual results could differ from those estimates.

Principles of Consolidation

The Consolidated Financial Statements include the accounts of Quanterix and its wholly-owned subsidiaries. All intercompany transactions have been eliminated in consolidation.

The Company enters into relationships with, or has investments in, other entities that may be variable interest entities (“VIEs”). In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810 – Consolidation, the Company assesses the terms of non-marketable equity investments to determine if any meet the definition of a “VIE” and require consolidation into its Consolidated Financial Statements. The Company’s analysis determines whether it has a controlling financial interest and also identifies the primary beneficiary of a VIE as the enterprise that has both the power to direct activities of a VIE that most significantly impact the entity’s economic performance and the obligation to absorb losses of, or the right to receive benefits from, the entity that could potentially be significant to that entity. Refer to Note 20 - Variable Interest Entities for further discussion.

Foreign Currency

The functional currency of the Company’s subsidiaries is their respective local currencies. These subsidiary financial statements are translated into U.S. dollars using the period-end exchange rates for assets and liabilities, average exchange rates during the corresponding period for revenue and expenses, and historical rates for equity. The effects of foreign currency translation adjustments are recorded in accumulated other comprehensive income (loss), a component of stockholders’ equity on the Consolidated Balance Sheets.

Foreign currency transaction gains (losses) are included in other income (expense), net on the Consolidated Statements of Operations. Foreign exchange losses were $0.6 million, $0.2 million and $1.0 million during the years ended December 31, 2024, 2023. and 2022, respectively.

Revenue from Contracts with Customers

The Company generates the majority of its revenues from contracts with customers and accounts for them pursuant to ASC Topic 606 - Revenue from Contracts with Customers (“ASC 606”). Refer to the section titled “Grant Revenue” below for discussion the Company’s accounting policy for revenue generated from grant awards.

For contracts with customers, the Company recognizes revenue when a customer obtains control of promised products or services, for an amount that reflects the consideration expected to be received in exchange for those products or services. The Company follows the five step revenue model prescribed by ASC 606 to determine revenue recognition: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration, if any; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. Revenues are presented net of any sales, value added, or similar taxes collected from customers and remitted to the government.

The Company accounts for a contract when it has approval and commitment from both parties, the fees, payment terms and rights of the parties regarding the products or services to be transferred are identified, the contract has commercial substance, and it is probable that substantially all of the consideration for the products and services expected to be transferred is collectible. The Company applies judgment in determining the customer’s ability and intention to pay for services expected to be transferred, which is based on factors including the customer’s payment history, management’s ability to mitigate exposure to credit risk (for example, requiring payment in advance of the transfer of products or services, or the ability to stop transferring promised products or services in the event a customer fails to pay consideration when due), and experience selling to similarly situated customers.

The Company’s contracts may include either a single promise (referred to as a performance obligation) to transfer a product or service, or a combination of multiple promises to transfer products or services. The Company evaluates the existence of multiple promises within its contracts by using judgment to determine if (1) the customer can benefit from each contractual promise on its own or together with readily available resources and (2) the transfer of each contractual promise is separately identifiable from other promises in a contract. When both criteria are met, each promise is accounted for as a separate performance obligation. Additionally, the Company has elected the practical expedient under ASC 606 to account for shipping and handling as an activity to fulfill a promise to transfer a product, and therefore does not evaluate whether shipping and handling activities are promised services to its customers.

Contracts that include rights to additional products or services that are exercisable at a customer’s discretion are generally considered options. The Company assesses if these options provide a material right to the customer and if so, the material right is considered a performance obligation. The identification of material rights requires judgment to determine the value of the option to purchase additional products and services in relation to options that may be provided to, and prices paid by, customers in the normal course of business. Material rights are recognized when exercised by a customer or upon expiration of the right.

The Company determines the transaction price of its contracts based on the amount of consideration it expects to be entitled to, which is generally equal to the contract amount. In some cases, contracts contain variable consideration which primarily relates to (1) sales and usage-based royalties related to the license of intellectual property in collaboration and license contracts and (2) contracts with minimum purchase commitments. For sales and usage-based royalties, ASC 606 provides an exception to estimating variable consideration. Under this exception, the Company recognizes revenues from sales or usage-based royalty revenue at the later of when the sales or usage occurs or the satisfaction (or partial satisfaction) of the performance obligation to which the royalty has been allocated. All other variable amounts are constrained to the minimum guaranteed contract amount so that a reversal of cumulative revenue does not occur in future periods. Once there is no longer uncertainty over a variable amount, any incremental fees the Company is entitled to are allocated to the related performance obligation(s).

For contracts that contain multiple performance obligations, the Company allocates the transaction price among the performance obligations on a relative basis according to their standalone selling prices (“SSP”). Determining the SSP for performance obligations requires judgment and is based on factors including prices charged to customers in observable transactions, internal pricing objectives and list prices, pricing of similar products, expected costs to manufacture the Company’s products, and estimated margins. The Company has more than one range of standalone selling prices for certain products and services based on the geographic location of customers and sales channel.

Product Revenue

The Company’s product revenues are composed of instruments, assay kits, replacement parts, and other consumables such as reagents and antibodies. Products are sold directly to customers and are also sold through distributors in EMEA and Asia Pacific regions. Direct instrument sales include installation and an initial year service-type warranty. The Company has determined that the instrument and installation are a combined performance obligation as the customer cannot benefit from the instrument without the installation. The service-type warranty is considered a separate performance obligation since a customer could benefit from it independently with readily available resources and is capable of being sold on its own (with such warranty recorded in services and other revenue on the Consolidated Statements of Operations). Sales of instruments to distributors include a license to import and resell the instruments. The Company has determined these distributor licenses are part of a combined performance obligation with the instrument as the distributor only benefits from the combination of the instrument and ability to resell it.

Instrument sales may also be bundled with assays and other consumables, training, and/or an extended service warranty, each of which is considered a separate performance obligation.

Product revenues for direct instrument sales to customers are recognized upon completion of the instrument’s installation. For instrument sales to distributors, revenue is recognized based on the agreed upon shipping terms (either upon shipment or delivery) as that is when title passes to the customer.

Service Revenue

Service revenues are composed of contract research services, initial year of service-type warranties, extended services warranty contracts, repair services, and other services such as training. Contract research services are provided through the Company’s Accelerator Laboratory and generally consist of fixed fee contracts.

Revenues from contract research services are recognized at the point in time when the Company completes and delivers its research results on each individually completed study, or over time if the contractual provisions allow for the collection of transaction consideration for costs incurred plus a reasonable margin through the period of performance of the services. For contract research services recognized over time, the Company uses the output method based on the number of completed results. Revenues from warranties and service contracts are recognized ratably over the contract service period.

Collaboration and License Revenue

Collaboration and license revenues are composed of revenue associated with licensing the Company’s technology, intellectual property, and know-how associated with the Company’s instruments to third parties and for related services. License arrangements consist of sales or usage-based fees and/or future royalties. Revenues are recognized at the point in time the license is delivered as the underlying license is considered functional intellectual property since the customer has the right to use it when it is received. Royalty revenues that are sales or usage-based are recognized at the later of when the sales or usage occurs and the satisfaction (or partial satisfaction) of the performance obligation to which the royalty has been allocated.

Contract Assets and Liabilities

Accounts Receivable and Allowance for Credit Losses

The Company is exposed to credit losses primarily through accounts receivable from sales of its products and services. Accounts receivable includes amounts billed and currently due from customers. Since the only condition for payment of the Company’s invoices is the passage of time, the Company records a receivable on the date the invoice is issued. Also included in accounts receivable are unbilled amounts resulting from revenue exceeding the amount billed to the customer, where the right to payment is unconditional. If the right to payment for services performed was conditional on something other than the passage of time, the unbilled amount would be recorded as a separate contract asset.

The Company’s expected loss allowance methodology is developed using historical collection experience, current and future economic and market conditions, and a review of the current status of customers’ accounts receivable. Specific allowance amounts are established to record the appropriate provision for customers that have a higher probability of default. The Company monitors changes to the receivables balance on a timely basis, and balances are written off as they are determined to be uncollectible after collection efforts have been exhausted.

Generally, the Company’s contracts are non-cancellable. For contracts that are cancellable by the customer, the Company does not record a receivable when it issues an invoice. The Company records accounts receivable on these contracts only up to the amount of revenue recognized but not yet collected.

The Company’s payment terms vary by the type and location of the customer and the products or services offered. Payment from customers is generally required 30 to 45 days from date of shipment or satisfaction of the performance obligation. The Company does not provide financing arrangements to its customers.

Deferred Revenue

The Company refers to contract liabilities as deferred revenue on the Consolidated Balance Sheets and consists of billings in excess of revenue recognized.

Costs to Obtain Contracts

The Company capitalizes commissions paid to its sales representatives and related fringe benefit costs that are incremental to obtaining customer contracts. Capitalized commissions are recorded in prepaid expenses and other current assets and other non-current assets on the Consolidated Balance Sheets. These commissions are amortized over the life of the contract and are recorded in cost of goods sold and selling, general and administrative expense on the Consolidated Statements of Operations. The Company has elected the practical expedient allowing commissions with an amortization period of one year or less to be expensed as incurred.

Commissions associated with instrument sales are generally earned when installation is complete and title to the instrument has transferred. Commissions associated with consumables sales are earned when title to the product transfers. Commissions associated with warranty and extended service contracts are earned upon booking.

Warranties

For instruments sold directly to customers, the Company provides an initial year of service-type warranty and also sells extended warranty contracts for additional periods beyond the initial year. The service-type warranty guarantees that the Company’s instruments are free from material defects in workmanship and materials, excluding normal wear and tear, and includes maintenance services. Under ASC 606, the Company concluded that the initial year service-type warranty is considered a separate performance obligation since a customer could benefit from it independently with readily available resources and is capable of being sold on its own. The Company defers revenue associated with these service-types warranties and recognizes them ratably over the service period.

For products sold to distributors, the Company provides an initial year of assurance-type warranty which guarantees that the products conform to the Company’s published specifications. Assurance-type warranties do not create a separate performance obligation under ASC 606. Under ASC Topic 460 – Guarantees, the Company establishes an accrual for estimated assurance-type warranty expense and records the expense in cost of product revenue on the Consolidated Statements of Operations. Amounts recognized during the years ended December 31, 2024, 2023, and 2022 were not material.

Grant Revenue

Accounting for grants does not fall under ASC 606, as the grantor will not benefit directly from the Company’s expansion or product development, and no products or services are transferred to the grantor. As there is no authoritative guidance under U.S. GAAP on accounting for grants to for profit business entities from government entities, the Company accounts for grants by analogy to International Accounting Standards Topic 20, Accounting for Government Grants and Disclosure of Government Assistance (“IAS 20”) and ASC Topic 958, Not for-Profit Entities (“ASC 958”). The decision to account for a grant under IAS 20 or ASC 958 is based on whether the grantor is a government entity.

The Company records grants related to assets as a deduction in calculating the carrying value of the asset, and records grants related to income separately on the Consolidated Statements of Operations on a gross basis as grant revenue. The related expenses are recorded on a gross basis within operating expenses. These methods are elections an entity can make under both IAS 20 and ASC 958.

The Company recognizes grant revenue as the Company performs services under the arrangement when the funding is committed and as each grant’s activities are performed. The timing of revenue recognition and receipt of funding varies by grant and can be independent from performance of the related activities, such as an upfront payment of the award value, or subsequent to the Company’s requests for reimbursement for already performed activities (subject to the approval of the granting organization).

Cost of Goods Sold and Services

Cost of Product Revenue

Cost of product revenue consists of manufacturing and assembly costs for instruments, related reagents, other consumables, contract manufacturer costs, personnel costs, overhead, and other direct costs related to product sales. Raw material part costs include inbound shipping and handling costs associated with purchased goods, contract manufacturer costs, personnel costs, overhead and other direct costs related to product sales. Additionally included in cost of product revenue are royalty fees due to third parties from revenue generated by collaboration or license deals.

Cost of Service and Other Revenue

Cost of services and other revenue consists of direct costs associated with operating the Company’s Accelerator Laboratory on behalf of its customers, including raw materials, personnel costs, royalties, allocated overhead costs that include facility and other related costs, and other direct costs. Additional costs include costs related to warranties, and other costs of servicing equipment at customer sites.

Research and Development Expenses

Research and development expense consists primarily of personnel costs, research supplies, third-party development costs for new products, materials for prototypes, quality assurance, and allocated overhead costs that include facility and other related costs. The Company accounts for nonrefundable advance payments for products and services that will be used in future research and development activities as expense when the service has been performed or when the products have been received.

For arrangements in which the Company receives funding from third parties for research and development activities (excluding government sponsored arrangements), the Company assesses whether the arrangement is within the scope of ASC 730 - Research and Development. When the Company is entitled to receive reimbursements, does not have an obligation to repay, does not transfer products or services, and is the primary beneficiary of the activities, the Company records the reimbursable amounts as a reduction to research and development expense. Amounts reimbursed in excess of the cost incurred by the Company are recorded within other income (expense), net on the Consolidated Statements of Operations.

Reimbursable amounts recorded as a reduction to research and development expenses were $0.3 million during the year ended December 31, 2024 and were not material during the year ended December 31, 2023. The amount reimbursed in excess of costs incurred by the Company related to activities funded by third parties was $0.4 million in both the years ended December 31, 2024 and 2023. No reimbursable amounts were received during the year ended December 31, 2022.

Selling, General and Administrative Expenses

Selling, general and administrative expense consists primarily of personnel costs for our sales and marketing, finance, legal, human resources, and general management teams, shipping and handling for product sales, other general and administrative costs, as well as professional services costs, such as marketing, advertising, legal and accounting services, and allocated overhead costs that include facility and other related costs. The classification of shipping and handling costs for product sales as selling, general and administrative expenses varies from company to company with some companies recording these as selling, general and administrative expenses and others recording such expenses within costs of goods sold for products. To the extent the classification of the Company’s shipping and handling costs differs from the reporting approach used by other companies, the Company’s gross margins may not be comparable with those reported by such other companies.

Net Loss Per Share

Basic net loss per common share attributable to common stockholders is calculated by dividing the loss attributable to common stockholders by the weighted-average number of common shares outstanding. Diluted net loss per common share attributable to common stockholders is calculated under the treasury stock method by dividing the loss attributable to common stockholders by the diluted weighted-average number of common shares outstanding. Diluted weighted-average shares outstanding reflect the dilutive effect, if any, of potential common shares issued, such as unvested common stock, unvested restricted stock units (“RSUs”), common stock options, and shares estimated to be purchased under the Company’s employee stock purchase plan (“ESPP”). During periods when the Company is in a net loss position, these potential common shares are excluded from the diluted net loss per common share attributable to common stockholders because their effect would be anti-dilutive. Accordingly, basic and diluted net loss per common share attributable to common stockholders were the same for all periods presented.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash deposits and short-term, highly liquid marketable securities that are readily convertible into cash, with original maturities of three months or less. Cash and cash equivalents consist of the following (in thousands):

	As of December 31,
	2024	2023
Cash	$12,283	$12,162
Money market funds	44,426	155,367
Marketable securities	—	6,893
Total cash and cash equivalents	$56,709	$174,422

Restricted Cash

The following table summarizes the period ending cash and cash equivalents as presented on the Consolidated Balance Sheets and the total cash, cash equivalents, and restricted cash as presented on the Consolidated Statements of Cash Flows (in thousands):

	As of December 31,
	2024	2023
Cash and cash equivalents	$56,709	$174,422
Restricted cash	2,610	2,604
Cash, cash equivalents, and restricted cash	$59,319	$177,026

Restricted cash consists of collateral for a letter of credit issued as security for two of the Company’s leased facilities and to secure the Company’s corporate credit card program. The short-term or long-term classification is determined in accordance with the expiration of the underlying letter of credit and security.

Marketable Securities

The Company’s current portfolio of marketable securities is entirely debt securities and may at any time include commercial paper, U.S. Treasuries, corporate notes and bonds, U.S. Government agency bonds, certificates of deposit, and similar types of debt securities. Marketable debt securities with original maturities of three months or less at the time of purchase are recorded in cash equivalents on the Consolidated Balance Sheets as they are considered highly liquid and readily convertible into cash. All other marketable securities, including those with maturities beyond one year, are recorded as current assets on the Consolidated Balance Sheets based on their highly liquid nature and because such securities are available for use in current operations.

The Company classifies its marketable securities as either held to maturity, available-for-sale, or trading at the time of purchase and re-evaluates such classification at each balance sheet date. All of the Company’s marketable securities are currently classified as available-for-sale as it may use them in current operations. Available-for-sale securities are recorded at fair value (refer to Note 6 - Fair Value of Financial Instruments).

Unrealized gains and losses (other than impairment or credit related losses) are recorded in accumulated other comprehensive income (loss), a component of stockholders’ equity on the Consolidated Balance Sheets. Realized gains and losses are determined using the specific identification method and are recorded in other income (expense), net on the Consolidated Statements of Operations.

At least quarterly, the Company monitors its marketable securities for impairment. In the event a security’s fair value is less than its amortized cost basis, the Company evaluates whether an impairment exists and if the impairment is a result of credit loss or other factors. For a security in an unrealized loss position, if the Company intends to sell the security in an unrealized loss position, or it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, an impairment loss equal to the difference between the security’s fair value and amortized cost basis is recorded in other income (expense), net on the Consolidated Statement of Operations. Additionally, the Company determines if a credit loss exists by considering information about the collectability of the security, current market conditions, and the issuer’s financial condition. If a decline in fair value is a result of a credit loss, an allowance for credit losses is recorded in other income (expense), net on the Consolidated Statement of Operations, limited to the portion attributed to the credit loss.

The Company has also elected the practical expedient to separately present accrued interest receivable from its marketable securities balance. Such accrued interest is recorded in prepaid expenses and other current assets on the Consolidated Balance Sheets and is not included in the assessment and measurement of impairment of its marketable securities.

Inventory

Inventory consists of instruments, assays, and the materials required to manufacture instruments and assays.

Inventory is stated at the lower of cost or net realizable value on a first-in, first-out (“FIFO”) basis and includes the cost of materials, labor, and manufacturing overhead. The Company analyzes its inventory levels on each reporting date for slow-moving, excess, and obsolete inventory, and inventory expected to expire prior to being used. These analyses require judgment and are based on factors including, but not limited to, recent historical activity, anticipated or forecasted demand for the Company’s products (developed through its planning and sales and marketing inputs, scientific data supporting the estimated life of materials that expire and market conditions). If the Company identifies adverse conditions exist, such as unfavorable changes in estimated customer demand, the lives of materials that expire, or actual market conditions that may differ from its projections, the carrying value of the inventory is reduced to its estimated net realizable value by providing estimated reserves for excess or obsolete inventory.

Property and Equipment

Property and equipment, including leasehold improvements, are stated at cost, net of accumulated depreciation. These assets are depreciated over their estimated useful lives using the straight-line method. Expenditures for maintenance and repairs are charged to expense as incurred, whereas significant expenditures that extend the useful lives of existing assets are capitalized as additions to property and equipment.

Depreciation is calculated based upon the following estimated useful lives:

Estimated Useful Life
Laboratory and manufacturing equipment	5 years
Furniture and fixtures	7 years
Computers and software	3 years
Leasehold improvements	Shorter of asset’s life or remaining lease term

The Company develops and modifies software related to the operation of some of its instruments and internal use software supporting the Company’s operations. Certain costs incurred during the application development stage including external direct costs of services used in the development or internal personnel costs for employees directly associated with the development are capitalized. These capitalized software development costs are recorded in property and equipment on the Consolidated Balance Sheets. The Company begins depreciating these costs over the life of the related asset upon completion of a working model or when it is ready for its intended use. Costs incurred during the preliminary project stage and post-configuration stages are expensed as incurred.

Cloud Computing Costs

For cloud computing arrangements that include a software license or software-as-a-service contracts, certain implementation costs incurred are capitalized and recorded in prepaid expenses and other current assets, and other non-current assets on the Consolidated Balance Sheets. These costs are amortized over the noncancellable term of the cloud computing service contract, plus any optional renewal periods that are reasonably certain to be exercised, once the service is ready for its intended use. As of December 31, 2024, the Company capitalized $1.2 million of cloud computing implementation costs. Amounts capitalized as of December 31, 2023 and expensed during the years ended December 31, 2024, 2023 and 2022 were not material.

Leases

The Company enters into operating leases for office, laboratory, and manufacturing spaces, as well as office equipment, and determines whether an arrangement is a lease at inception of the arrangement. The Company accounts for a lease when it has the right to control the leased asset for a period of time, while obtaining substantially all of the assets’ economic benefits. Leases are recorded on the Consolidated Balance Sheets as operating lease right-of-use (“ROU”) assets and current or non-current operating lease liabilities. All of the Company’s leases are classified as operating leases.

Operating lease ROU assets and lease liabilities are recognized at the lease commencement date based on the estimated present value of the future minimum lease payments over the lease term and any initial direct costs incurred. Initial direct costs are incremental costs of a lease that would not have been incurred had the lease not been executed. The discount rate used to determine the present value of the lease payments is the Company’s incremental borrowing rate on a collateralized basis for a similar term and amount, as generally an implicit rate in the lease is not readily determinable. To estimate its incremental borrowing rate, a credit rating applicable to the Company is estimated using a synthetic credit rating analysis since the Company does not currently have an agency-based credit rating.

The Company’s lease agreements can contain lease and non-lease components. The Company accounts for the lease and fixed payments for non-lease components as a single lease component under ASC 842- Leases, which increases the amount of the ROU assets and lease liabilities. Most of the Company’s lease agreements also contain variable payments, primarily maintenance, utility, and other-related costs, which are expensed as incurred and not included in the measurement of the ROU assets and lease liabilities.

Some of the Company’s leases contain options to extend or terminate the lease. When determining the lease term, these options are included in the measurement and recognition of the Company’s ROU assets and lease liabilities when it is reasonably certain that the Company will exercise the option(s). The Company considers various economic factors when making this determination, including, but not limited to, the significance of leasehold improvements incurred in the leased space, the difficulty in replacing the asset, underlying contractual obligations, and specific characteristics unique to a particular lease. Subsequent to entering into a lease arrangement, the Company reassesses the certainty of exercising options to extend or terminate a lease. When it becomes reasonably certain that the Company will exercise an option that was not included in the lease term, the Company accounts for the change in circumstances as a lease modification, which results in the remeasurement of the ROU asset and lease liability as of the modification date.

Leases with a term of 12 months or less upon commencement are not recorded on the Consolidated Balance Sheets and are recorded to expense on a straight-line basis over the lease term.

Impairment of Goodwill

The Company assesses goodwill for impairment at the reporting unit level annually and whenever events occur or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. Such events or circumstances could include the occurrence of operating losses, a significant decline in earnings, or significant changes in or restructuring of the business. The impairment test is first performed at the reporting unit level using a qualitative assessment to determine whether it is more likely than not that the fair value of the reporting unit is less than the carrying value. If the reporting unit does not pass the qualitative assessment, the reporting unit’s carrying value is compared to its fair value, using estimates including forecasts of discounted future cash flows and peer market multiples. An impairment charge is recorded equal to the excess of the reporting unit’s carrying value over its fair value.

The Company recorded an impairment charge on its entire goodwill balance during the year ended December 31, 2022 (refer to Note 18 - Restructuring) and had no goodwill recorded at December 31, 2024 or 2023.

Impairment of Long-Lived Assets

The Company’s long-lived assets consist of operating lease ROU assets, property and equipment, and intangible assets. The Company reviews the carrying amount of its long-lived assets for impairment whenever events or circumstances indicate that the estimated useful lives may warrant revision, or that the carrying amount of the assets may not be fully recoverable. To assess whether a long-lived asset or group of assets has been impaired, the estimated undiscounted and discounted future cash flows for the estimated remaining useful life or estimated lease term, of the asset (or the primary asset in the asset group) are compared to their carrying values. Significant judgment is required to estimate future cash flows, including, but not limited to, the expected use of the asset (group), historical customer retention rates, technology roadmaps, customer awareness, trademark and trade name history, contractual provisions that could limit or extend an asset’s useful life, market data, discount rates, potential sublease opportunities including rent and rent escalation rates, time to sublease, and free rent periods. To the extent that the future cash flows are less than the carrying value, the asset(s) are impaired and written down to estimated fair value.

Fair Value of Financial Instruments

The carrying amount reflected on the Consolidated Balance Sheets for cash, restricted cash, accounts receivable, prepaid expenses and other current assets, accounts payable, accrued compensation and benefits, and accrued expenses and other current liabilities approximate their fair values due to their short-term nature.

Additionally, the Company has certain financial assets that are required to be measured at fair value on a recurring basis including cash equivalents and marketable securities. Pursuant to the accounting standards for fair value measurements, the fair values of these financial assets are classified as Level 1, 2, or 3 within the fair value hierarchy as follows:

●	Level 1: Observable inputs based on unadjusted quoted prices in active markets for identical assets.
●	Level 2: Inputs, other than Level 1 inputs, that are observable either directly or indirectly, such as quoted prices for similar assets, quoted prices in markets that are not active, other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets.
●	Level 3: Unobservable inputs for which there is little or no market data and such inputs are significant to the fair value of the assets. These inputs reflect the Company’s assumptions about the inputs that market participants would use in pricing the asset.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.

Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the Consolidated Financial Statements or tax returns. Deferred tax assets and liabilities are determined based on differences between the carrying amount and the tax basis of the assets and liabilities using the enacted tax rates in effect in the years in which the differences are expected to reverse. A valuation allowance against deferred tax assets is recorded if, based on the weight of the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

The Company accounts for uncertain tax positions using a more likely than not threshold for recognizing uncertain tax positions, in accordance with ASC 740 - Income Taxes. The evaluation of uncertain tax positions is based on factors that include, but are not limited to, changes in tax law, the measurement of tax positions taken or expected to be taken in tax returns, the effective settlement of matters subject to audit, new audit activity, and changes in facts or circumstances related to a tax position. The Company evaluates uncertain tax positions on an ongoing basis and adjusts any liability recorded to reflect subsequent changes in the relevant facts surrounding the uncertain positions. Amounts recorded for uncertain tax positions, including interest and penalties, are recorded in income tax (expense) benefit on the Consolidated Statement of Operations.

Credit, Product, and Supplier Concentrations, and Off-Balance-Sheet Risk

Financial instruments that potentially expose the Company to concentrations of credit risk primarily consist of cash, cash equivalents, marketable securities, and accounts receivable. The Company limits its risk exposure by having its cash, cash equivalents, and marketable securities held at large commercial banks and investing in highly rated marketable securities. Maximum exposure to losses related to cash, cash equivalents, marketable securities, and accounts receivable are limited to their carrying amounts.

As of December 31, 2024, no customer accounted for greater than 10% of the Company’s gross accounts receivable. As of December 31, 2023, one customer with $3.6 million of receivables accounted for greater than 10% of the Company’s gross accounts receivable. Customers outside the United States represented 40% and 38% of the Company’s gross accounts receivable balance as of December 31, 2024 and 2023, respectively.

For the year ended December 31, 2024, no customers accounted for greater than 10% of the Company’s total revenue. For the year ended December 31, 2023, one customer of approximately $14.0 million revenue accounted for greater than 10% of the Company’s total revenue. For the year ended December 31, 2022, one customer of approximately $13.7 million revenue accounted for greater than 10% of the Company’s total revenue.

The Company is also subject to supply chain risks related to outsourced manufacturing of some of its instruments. Although there are a limited number of manufacturers for its instruments, the Company believes that other suppliers could provide similar manufacturing on comparable terms. A change in suppliers, however, could cause a delay in manufacturing and a possible loss of sales, which would adversely affect operating results. In addition to outsourced manufacturing of some of its instruments, the Company also purchases antibodies through a number of different suppliers. Although a disruption in service from any one of its antibody suppliers is possible, the Company believes that it would be able to find an adequate supply from alternative suppliers.

Stock-Based Compensation

The Company measures and recognizes stock-based compensation expense by calculating the estimated fair value of stock options, RSUs, or purchase rights issued under the Company’s ESPP on the grant date. The Company generally issues new common shares upon exercise of options and vesting of RSUs. Awards granted by the Company are routine in nature including new hire, annual, and promotion grants.

The fair value of stock options and purchase rights under the ESPP is estimated using the Black-Scholes option-pricing model. The Black-Scholes model requires the Company to make assumptions about the expected or contractual term of the option or purchase right, the expected volatility, risk-free interest rates, and expected dividend yield. The Company estimates the expected term of options granted to employees utilizing historical exercise data. The expected term is applied to the stock option grant group as a whole, as the Company does not expect substantially different exercise or post-vesting termination behavior among its employee population. During 2024 and 2023, the expected volatility was based on the Company’s historical volatility. Prior to 2023, the expected volatility was estimated based on both the Company’s volatility and the average volatility for comparable publicly traded companies over a period equal to the expected term of the related stock-based awards. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant, commensurate with the expected term. The expected dividend yield is zero as the Company has never paid dividends and has no current plans to pay any dividends on common stock.

The fair value of RSUs is determined using the closing market price of the Company’s common stock on the grant date.

The Company recognizes stock-based compensation expense on a straight-line basis over an award’s requisite service period, which is the vesting period for stock options and RSUs, and the offering period for purchase rights under the ESPP. The Company recognizes forfeitures as they occur.

Advertising

The Company expenses the cost of advertising as incurred and records them in selling, general and administrative expense on the Consolidated Statements of Operations. Advertising expense was $0.5 million, $0.3 million, and $0.3 million for the years ended December 31, 2024, 2023, and 2022, respectively.

Recent Accounting Pronouncements

Recently Adopted Accounting Standards

In November 2023, the FASB issued ASC Update No. 2023-07, Segment Reporting (Topic 280): Improvement to Reportable Segment Disclosures (“ASU 2023-07”). This update requires single reportable segment entities to comply with all disclosure requirements within Topic 280. This update also enhances reportable segment disclosure requirements by requiring public entities to provide disclosures of significant segment expense categories and amounts that are regularly reviewed by the chief operating decision maker, and other segment items, as well as disclosures about, and a reconciliation to, a reportable segment’s profit or loss. The new standard became effective for the Company’s annual financial statements for the period beginning on January 1, 2024 and is applicable for interim financial statements for the periods beginning on January 1, 2025. The Company adopted this standard on a retrospective basis to all periods presented and such adoption did not have a material impact on the Company’s Consolidated Financial Statements or related disclosures.

In June 2022, the FASB issued ASC Update No. 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. This update clarifies the guidance in Topic 820 related to measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, as well as introduces new disclosure requirements for these types of equity securities. The new standard became effective for the Company on January 1, 2024. The Company adopted this standard on a prospective basis and such adoption did not have a material impact on the Company’s Consolidated Financial Statements or related disclosures.

Recent Accounting Standards To Be Adopted

In December 2024, the FASB issued ASC Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This update enhances income tax disclosure requirements by requiring public entities to provide additional information in its tax rate reconciliation and additional disclosures about income taxes paid. The update is effective for annual periods beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance and the amendments in this update should be applied prospectively, but entities have the option to apply it retrospectively. The Company is currently evaluating the impact that the standard will have on its Consolidated Financial Statements.

In November 2024, the FASB issued ASC Update No. 2024-03, Reporting Comprehensive Income (Topic 220): Expense Disaggregation Disclosures. This update enhances disclosure of an entity’s expenses, primarily through additional disaggregation of income statement expenses. The update also requires entities to disclose qualitative descriptions of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively. The amendments in this update should be applied prospectively, but entities have the option to apply it retrospectively. The new standard will be effective for the Company’s annual financial statements for the period beginning on January 1, 2027, and interim reporting periods beginning January 1, 2028. The Company is currently evaluating the impact that the adoption of this standard will have on financial disclosures.